OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 242	$ 65
Other	1,022	57
Total	$ 1,264	$ 122